Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Oct. 26, 2016	Dec. 31, 2017
Operating activities
Net loss		$ (2,617,760)	$ (2,023,899)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization		9,903	9,104
Stock-based services expense		373,947	11,849
Forgiveness of share subscription agreement for founders' shares			9,051
Non-cash interest on short-term and convertible promissory notes		120,411	43,856
Non-cash discount amortization on convertible and short-term promissory notes		377,026	482,505
Note issuance costs attributed to warrant liability			38,119
Revaluation of premium conversion derivatives		(351,616)	74,806
Revaluation of warrant liability		16,025	(19,253)
Loss on convertible notes and short-term notes extinguishment		186,220
Change in assets and liabilities:
Prepaid expenses		6,527	46,677
Accounts payable and accrued expenses		584,458	414,019
Net cash used in operating activities		(1,294,859)	(913,166)
Investing activities
Purchase of intangible assets		(55,000)
Net cash used in investing activities		(55,000)
Financing activities
Proceeds from issuance of convertible promissory notes		432,849	484,201
Proceeds from issuance of warrants associated with short-term and convertible promissory notes		442,151	440,919
Proceeds (repayment) from short-term unsecured loan		283,000	(50,000)
Issuance costs related to convertible promissory notes			(33,039)
Advances relating to long-term financing		188,000
Issuance costs related to warrants			(29,570)
Net cash provided by financing activities		1,346,000	812,511
Net (decrease) increase in cash		(3,859)	(100,655)
Cash at beginning of period		26,467	522,217		$ 522,217
Cash at end of period	$ 522,217	22,608	421,562		26,467
Supplemental non-cash financing and investing transactions:
Bifurcation of premium conversion derivative related to convertible promissory notes		168,383	213,961
Accrued issuance costs attributed to convertible promissory notes		2,850	39,781
Accrued issuance costs attributed to warrant liability			38,119
Common stock issued in connection with purchase of intangible assets			23,115
NeuroOne LLC
Operating activities
Net loss				$ (18,604)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization				6,471
Stock-based services expense
Forgiveness of share subscription agreement for founders' shares
Non-cash interest on convertible promissory notes
Non-cash discount amortization on convertible and short-term promissory notes
Note issuance costs attributed to warrant liability and to convertible promissory note modification
Revaluation of premium conversion derivatives
Revaluation of warrant liability
Loss on convertible notes and short-term notes extinguishment
Change in assets and liabilities:
Prepaid expenses
Accounts payable				186
Accrued expenses				11,947
Net cash used in operating activities
Investing activities
Purchase of intangible assets
Net cash used in investing activities
Financing activities
Proceeds from issuance of convertible promissory notes and short-term notes
Proceeds from issuance of warrants associated with short-term and convertible promissory notes
Proceeds from issuance of warrants associated with short-term notes
(Repayment) proceeds from short term unsecured loan
Issuance costs related to short-term note
Issuance costs related to convertible promissory notes
Issuance costs related to warrants
Net cash provided by financing activities
Net (decrease) increase in cash
Cash at beginning of period
Cash at end of period
Supplemental non-cash financing and investing transactions:
Bifurcation of premium conversion derivative related to convertible promissory notes
Issuance of additional warrants in connection with short-term notes modification
Issuance of common stock for intangible assets
Purchased intangible assets in accrued liabilities
Accrued issuance costs attributed to convertible promissory notes
Accrued issuance costs attributed to warrant liability
Common stock issued in connection with purchase of intangible assets
Successor
Operating activities
Net loss	(266,370)				(5,058,426)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	1,269				17,633
Stock-based services expense					76,794
Forgiveness of share subscription agreement for founders' shares					9,050
Non-cash interest on convertible promissory notes	4,356				115,867
Non-cash discount amortization on convertible and short-term promissory notes	41,514				1,242,031
Note issuance costs attributed to warrant liability and to convertible promissory note modification	36,546				38,119
Revaluation of premium conversion derivatives	86				(17,962)
Revaluation of warrant liability	320				258,015
Loss on convertible notes and short-term notes extinguishment					350,914
Change in assets and liabilities:
Prepaid expenses	(53,823)				46,677
Accounts payable
Accrued expenses	60,319				813,215
Net cash used in operating activities	(175,783)				(2,108,073)
Investing activities
Purchase of intangible assets					(91,709)
Net cash used in investing activities					(91,709)
Financing activities
Proceeds from issuance of convertible promissory notes and short-term notes	354,360				1,004,134
Proceeds from issuance of warrants associated with short-term and convertible promissory notes	345,640				777,490
Proceeds from issuance of warrants associated with short-term notes					61,496
(Repayment) proceeds from short term unsecured loan	50,000				(50,000)
Issuance costs related to short-term note					(3,030)
Issuance costs related to convertible promissory notes	(26,306)				(45,468)
Issuance costs related to warrants	(25,694)				(40,590)
Net cash provided by financing activities	698,000				1,704,032
Net (decrease) increase in cash	522,217				(495,750)
Cash at beginning of period		$ 26,467	$ 522,217		522,217
Cash at end of period	522,217				26,467
Supplemental non-cash financing and investing transactions:
Bifurcation of premium conversion derivative related to convertible promissory notes	137,564				342,486
Issuance of additional warrants in connection with short-term notes modification					117,280
Issuance of common stock for intangible assets	150
Purchased intangible assets in accrued liabilities	182,009				30,000
Accrued issuance costs attributed to convertible promissory notes	11,163				57,037
Accrued issuance costs attributed to warrant liability	10,852				38,119
Common stock issued in connection with purchase of intangible assets					$ 23,415